Stock-Based Compensation - Schedule of Award Types of Company’s Stock-Based Compensation Expense (Details) $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Award Types of Company’s Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 14,919
Paruka warrant obligation [Member]
Schedule of Award Types of Company’s Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	10,357
Employee warrants [Member]
Schedule of Award Types of Company’s Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	2,899
Stock options [Member]
Schedule of Award Types of Company’s Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	1,626
Employee stock purchase plan [Member]
Schedule of Award Types of Company’s Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 37